Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL FIXED $100 (5)
FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($)(4)	CHUY TOTAL SHAREHOLDER RETURN ($)(5)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)	NET INCOME (LOSS) ($ IN THOUSANDS)	ADJUSTED EBITDA ($ IN THOUSANDS) (7)
2023	2,068,041	2,475,071	740,525	851,272	148.01	91.22	31,510	63,777
2022	1,634,927	1,497,433	649,238	589,216	112.20	74.49	20,855	52,765
2021	1,911,341	2,728,855	745,818	1,205,125	115.18	88.12	30,176	68,648
2020	1,499,496	1,866,188	588,524	677,407	108.13	102.20	(3,294)	40,893

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Hislop was our CEO for all the fiscal years shown above.The Non-CEO NEOs are comprised of Messrs. Howie, Mountford and Hatcher for the fiscal years 2022, 2021 and 2020.
Peer Group Issuers, Footnote	Peer group consists of BJ's Restaurants, Inc., Bloomin' Brands, Inc., Brinker International, Inc., Cracker Barrel Old Country Store, Inc., Denny's Corporation and Red Robin Gourmet Burgers, Inc. We removed Ruth's Hospitality Group, Inc. from our peer group as it was acquired by Darden Restaurants, Inc. in June 2023.
PEO Total Compensation Amount	$ 2,068,041	$ 1,634,927	$ 1,911,341	$ 1,499,496
PEO Actually Paid Compensation Amount	$ 2,475,071	1,497,433	2,728,855	1,866,188
Adjustment To PEO Compensation, Footnote	The table below reconciles the Summary Compensation Table Totals for our CEO to the Compensation Actually Paid to our CEO:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	LESS: SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	PLUS: YEAR END FAIR VALUE OF UNVESTED AWARDS GRANTED IN YEAR ($)	PLUS: CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS GRANTED IN PRIOR YEARS ($)	PLUS: CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED/EXERCISED IN FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID TO CEO ($)
2023	2,068,041	559,088	582,396	251,258	132,464	2,475,071
2022	1,634,927	537,593	497,587	(23,941)	(73,547)	1,497,433
2021	1,911,341	516,932	346,915	77,457	910,074	2,728,855
2020	1,499,496	497,051	944,397	72,515	(153,169)	1,866,188

Non-PEO NEO Average Total Compensation Amount	$ 740,525	649,238	745,818	588,524
Non-PEO NEO Average Compensation Actually Paid Amount	$ 851,272	589,216	1,205,125	677,407
Adjustment to Non-PEO NEO Compensation Footnote	The table below reconciles the Average Summary Compensation Table Totals for our Non-CEO NEOs to the Average Compensation Actually Paid for our Non-CEO NEOs:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)	LESS: SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	PLUS: YEAR END FAIR VALUE OF UNVESTED AWARDS GRANTED IN YEAR ($)	PLUS: CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS GRANTED IN PRIOR YEARS ($)	PLUS: CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED/EXERCISED IN FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($)
2023	740,525	156,359	162,726	67,655	36,725	851,272
2022	649,238	163,751	151,565	(7,314)	(40,522)	589,216
2021	745,818	154,239	103,511	34,148	475,887	1,205,125
2020	588,524	145,927	277,262	46,055	(88,507)	677,407

Compensation Actually Paid vs. Total Shareholder Return
The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021, 2022 and 2023 to each of (1) the cumulative TSR of the Company and our Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.

Compensation Actually Paid vs. Net Income
The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021, 2022 and 2023 to each of (1) the cumulative TSR of the Company and our Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure
The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021, 2022 and 2023 to each of (1) the cumulative TSR of the Company and our Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021, 2022 and 2023 to each of (1) the cumulative TSR of the Company and our Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.

Tabular List, Table	Adjusted EBITDA
Total Shareholder Return Amount	$ 148.01	112.20	115.18	108.13
Peer Group Total Shareholder Return Amount	91.22	74.49	88.12	102.20
Net Income (Loss)	$ 31,510,000	$ 20,855,000	$ 30,176,000	$ (3,294,000)
Company Selected Measure Amount	63,777,000	52,765,000	68,648,000	40,893,000
PEO Name	Mr. Hislop
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) is cumulative for the measurement period beginning on December 29, 2019 and calculated on the last day in fiscal year 2023, 2022, 2021 and 2020, respectively.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the Company’s selected financial performance measure. Adjusted EBITDA is a non-GAAP financial measure and is calculated as net income (loss) plus adjustments for tax expense, interest (income) expense, depreciation expense, impairment, closure and other costs, gain on insurance settlements and stock-based compensation for the fiscal years shown above.
PEO | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (559,088)	$ (537,593)	$ (516,932)	$ (497,051)
PEO | Year End Fair Value Of Unvested Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582,396	497,587	346,915	944,397
PEO | Change In Fair Value Of Outstanding Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,258	(23,941)	77,457	72,515
PEO | Change In Fair Value Of Awards Granted In Prior Years That Vested Or Exercised In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,464	(73,547)	910,074	(153,169)
Non-PEO NEO | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,359)	(163,751)	(154,239)	(145,927)
Non-PEO NEO | Year End Fair Value Of Unvested Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,726	151,565	103,511	277,262
Non-PEO NEO | Change In Fair Value Of Outstanding Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,655	(7,314)	34,148	46,055
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Years That Vested Or Exercised In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 36,725	$ (40,522)	$ 475,887	$ (88,507)